Purchase Commitments (Detail) (Purchase Commitments, Bandwidth and Cabinet Capacity) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Long-term Purchase Commitment [Line Items]
2013	$ 97,158	605,304
2014	11,731	73,083
2015	4,735	29,498
2016	796	4,962
2017 and thereafter	8,521	53,086
Purchase Obligation, Total	$ 122,941	765,933